UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458

                            TWEEDY, BROWNE FUND INC.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-916-0600


                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                   (GRAPHIC)
                            TWEEDY, BROWNE FUND INC.

                               SEMI-ANNUAL REPORT

                        Tweedy, Browne Global Value Fund
                            Tweedy, Browne Value Fund
             Tweedy, Browne Worldwide High Dividend Yield Value Fund

                               SEPTEMBER 30, 2008

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT .....................................................    II-1
TWEEDY, BROWNE FUND INC.
   Expense Information .................................................    II-2
TWEEDY, BROWNE GLOBAL VALUE FUND
   Portfolio of Investments ............................................    II-3
   Sector Diversification ..............................................    II-5
   Portfolio Composition ...............................................    II-5
   Schedule of Forward Exchange Contracts ..............................    II-6
TWEEDY, BROWNE VALUE FUND
   Portfolio of Investments ............................................    II-7
   Sector Diversification ..............................................    II-8
   Portfolio Composition ...............................................    II-8
   Schedule of Forward Exchange Contracts ..............................    II-9
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
   Portfolio of Investments ............................................   II-10
   Sector Diversification ..............................................   II-11
   Portfolio Composition ...............................................   II-11
TWEEDY, BROWNE FUND INC.
   Statements of Assets and Liabilities ................................   II-12
   Statements of Operations ............................................   II-13
   Statements of Changes in Net Assets .................................   II-14
   Financial Highlights ................................................   II-15
   Notes to Financial Statements .......................................   II-17
   Investment in the Fund by the Investment Adviser and Related
      Parties ..........................................................   II-19

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE VALUE FUND
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2008

TWEEDY, BROWNE FUND INC.

EXPENSE INFORMATION

     A shareholder of the Global Value Fund, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the "Funds") incurs two types of costs:
(1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2008 to September 30, 2008.

     ACTUAL EXPENSES The first part of the table presented below, under the heading "Actual Expenses", provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second part of the table presented below, under the heading "Hypothetical Expenses", provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.

                                                                         HYPOTHETICAL EXPENSES
                                   ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                          ---------------------------------   -------------------------------------------
                                                  EXPENSES                            EXPENSES
                          BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                           ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                            VALUE      VALUE      4/1/08 -      VALUE      VALUE      4/1/08 -    EXPENSE
                            4/1/08    9/30/08     9/30/08       4/1/08    9/30/08     9/30/08      RATIO
                          ---------   -------   -----------   ---------   -------   -----------   -------
Global Value Fund           $1,000      $827       $6.41        $1,000     $1,018      $7.08        1.40%
Value Fund                  $1,000      $940       $6.76        $1,000     $1,018      $7.03        1.39%
Worldwide High Dividend
   Yield Value Fund         $1,000      $848       $6.35        $1,000     $1,018      $6.93        1.37%

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  COMMON STOCKS--85.9%
                  BELGIUM--2.7%
      1,646,311   KBC Groep NV................................   $   138,125,289
                                                                 ---------------
                  CANADA--1.5%
        100,000   Melcor Developments Ltd. ...................           984,763
      1,631,760   National Bank of Canada, Toronto............        74,666,219
                                                                 ---------------
                                                                      75,650,982
                                                                 ---------------
                  CZECH REPUBLIC--0.0%+
          2,800   Philip Morris CR a.s........................           850,700
                                                                 ---------------
                  FINLAND--5.0%
      2,435,000   Cargotec Corporation, B Share...............        48,637,066
      1,000,000   Huhtamaki Oyj...............................         7,852,006
      7,504,090   Kone Oyj, Class B...........................       200,272,095
                                                                 ---------------
                                                                     256,761,167
                                                                 ---------------
                  FRANCE--4.0%
      1,814,460   CNP Assurances..............................       202,518,530
                                                                 ---------------
                  GERMANY--4.9%
         64,173   Boewe Systec AG.............................         1,266,478
        355,000   Henkel AG & Company, KGaA...................        10,835,698
         42,354   KSB AG......................................        22,726,188
        477,787   Muenchener Rueckversicherungs-
                     Gesellschaft AG..........................        71,280,140
      1,620,636   Springer (Axel) Verlag AG...................       144,553,301
                                                                 ---------------
                                                                     250,661,805
                                                                 ---------------
                  HONG KONG--1.2%
      4,373,564   Jardine Strategic Holdings Ltd..............        61,667,252
        200,000   Swire Pacific Ltd., Class B.................           342,591
                                                                 ---------------
                                                                      62,009,843
                                                                 ---------------
                  IRELAND--0.4%
     11,955,638   Independent News & Media PLC................        19,480,475
      1,111,317   Unidare PLC++...............................            93,661
                                                                 ---------------
                                                                      19,574,136
                                                                 ---------------
                  ITALY--4.4%
      3,561,000   Banco Popolare Scarl........................        54,471,415
        925,100   Maffei SPA..................................         2,741,826
     15,720,000   Mediaset SPA................................        98,757,866
     12,147,709   Mondadori (Arnoldo) Editore SPA.............        60,745,370
      1,005,000   Sol SPA.....................................         5,166,732
        805,250   Vincenzo Zucchi SPA++.......................         1,698,906
                                                                 ---------------
                                                                     223,582,115
                                                                 ---------------
                  JAPAN--5.7%
        545,600   Aica Kogyo Company Ltd. ....................         4,193,563
         29,300   Asahi Intecc Company Ltd. ..................           149,032
      1,594,700   Canon Inc. .................................        57,380,059
            109   Coca-Cola Central Japan Company Ltd. .......           643,230
        410,900   Daikoku Denki Company Ltd. .................         4,559,320
      5,251,000   Fujitec Company Ltd. .......................        25,373,362
        446,600   Fukuda Denshi Company Ltd. .................         8,455,385
      1,203,000   Hi-Lex Corporation..........................        12,736,514

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  JAPAN (CONTINUED)
      1,512,500   Honda Motor Company Ltd. ...................   $    44,022,277
         22,100   Hurxley Corporation.........................           219,616
        221,800   Inaba Seisakusho Company Ltd. ..............         2,080,844
        321,000   Katsuragawa Electric Company Ltd. ..........         1,926,030
      1,461,000   Kawasumi Laboratories Inc. .................         6,564,282
      1,849,500   Kuroda Electric Company Ltd. ...............        16,915,787
         69,100   Mandom Corporation..........................         1,822,446
        477,000   Matsumoto Yushi-Seiyaku Company Ltd. .......         7,042,787
         21,670   Medikit Company Ltd. .......................         3,878,208
         79,400   Meito Sangyo Company Ltd. ..................         1,555,616
         36,240   Milbon Company Ltd. ........................           791,945
        307,100   Mirai Industry Company Ltd. ................         2,693,073
         48,000   Nankai Plywood Company Ltd. ................           219,733
        162,780   Nippon Kanzai Company Ltd. .................         3,978,845
      1,066,000   Nippon Konpo Unyu Soko Company Ltd. ........         9,840,154
        459,500   Nitto FC Company Ltd. ......................         2,003,942
         20,100   Ryoyo Electro Corporation...................           168,881
        451,000   Sangetsu Company Ltd. ......................         7,514,897
        314,800   Shikoku Coca-Cola Bottling
                     Company Ltd. ............................         2,965,196
        289,300   Shingakukai Company Ltd. ...................         1,013,701
        195,000   SK Kaken Company Ltd. ......................         4,555,174
        612,000   Sonton Food Industry Company Ltd. ..........         4,110,168
            500   T&K Toka Company Ltd. ......................             4,074
        528,500   T. Hasegawa Company Ltd. ...................         8,442,858
      2,999,700   Takata Corporation..........................        40,263,481
         35,000   Wakita & Company Ltd. ......................           145,057
                                                                 ---------------
                                                                     288,229,537
                                                                 ---------------
                  MEXICO--4.0%
      1,921,351   Coca-Cola Femsa SA de CV, Sponsored ADR.....        96,951,371
     14,623,380   Embotelladoras Arca SA de CV................        43,254,988
     30,132,400   Grupo Continental SA........................        64,228,189
                                                                 ---------------
                                                                     204,434,548
                                                                 ---------------
                  NETHERLANDS--12.8%
      2,093,000   Akzo Nobel NV...............................        98,825,985
         23,620   Crown Van Gelder Gemeenschappelijk
                     Bezit NV.................................           291,634
      5,333,493   Heineken Holding NV.........................       206,995,746
      2,810,041   Heineken NV.................................       111,881,408
        450,000   Imtech NV...................................         9,076,863
         50,000   Randstad Holding NV.........................         1,296,143
      4,374,175   Telegraaf Media Groep NV....................       118,460,071
        288,708   TKH Group NV................................         5,276,002
      3,612,751   Unilever NV, CVA............................       100,782,721
                                                                 ---------------
                                                                     652,886,573
                                                                 ---------------
                  NORWAY--0.8%
      2,302,000   Schibsted ASA...............................        41,953,301
                                                                 ---------------
                  SINGAPORE--1.9%
     33,542,550   Fraser and Neave Ltd........................        83,287,440
      1,200,000   Jardine Cycle & Carriage Ltd................        13,093,656
                                                                 ---------------
                                                                      96,381,096
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  COMMON STOCKS
                  SOUTH KOREA--4.4%
          8,615   Asia Cement Company Ltd. ...................         $ 358,319
        150,900   Daegu Department Store Company Ltd. ........         1,325,274
         23,260   Daehan City Gas Company Ltd. ...............           594,532
         93,346   Dong Ah Tire & Rubber Company Ltd. .........           615,630
        280,921   Hanil Cement Company Ltd. ..................        17,689,213
          8,791   Hyundai Elevator Company Ltd. ..............           575,408
      8,003,555   Korea Exchange Bank.........................        72,943,457
         23,200   Sam Young Electronics Company Ltd. .........           196,064
         36,890   Samchully Company Ltd. .....................         4,661,109
         19,971   Samsung SDI Company Ltd. ...................         1,426,323
        241,172   SK Telecom Company Ltd. ....................        41,062,882
      3,479,352   SK Telecom Company Ltd., ADR................        65,481,405
        363,340   Taeyoung Engineering & Construction.........         1,553,365
      2,159,497   Youngone Corporation........................        16,013,504
                                                                 ---------------
                                                                     224,496,485
                                                                 ---------------
                  SPAIN--1.5%
      7,768,795   Gestevision Telecinco SA....................        78,351,427
                                                                 ---------------
                  SWEDEN--0.0%+
         33,000   Cloetta Fazer AB, B Shares..................         1,088,523
                                                                 ---------------
                  SWITZERLAND--17.6%
         45,065   AFG Arbonia-Foster Holding AG, Bearer.......         7,877,583
        186,990   Coltene Holding AG..........................        12,557,723
      2,021,000   Compagnie Financiere Richemont AG...........        88,139,933
        570,116   Daetwyler Holding AG, Bearer++..............        31,702,772
         90,642   Edipresse SA, Bearer........................        27,617,011
         80,613   Forbo Holding AG............................        31,993,565
         29,327   Loeb Holding AG.............................         6,499,674
      8,540,000   Nestle SA, Registered.......................       367,115,273
              8   Neue Zuercher Zeitung++.....................           525,699
      2,368,760   Novartis AG, Registered.....................       123,693,109
         45,425   Phoenix Mecano AG...........................        16,853,333
        179,979   PubliGroupe SA, Registered..................        26,822,288
        182,827   Siegfried Holding AG........................        24,132,349
          7,400   Sika AG, Bearer.............................         8,302,520
      1,424,000   Swiss Reinsurance...........................        77,089,677
        473,309   Tamedia AG..................................        47,278,134
                                                                 ---------------
                                                                     898,200,643
                                                                 ---------------
                  UNITED KINGDOM--10.5%
      1,521,000   AGA Foodservice Group PLC...................         3,958,184
      7,123,125   BBA Group PLC...............................        14,442,285
      3,979,658   Carclo PLC..................................         5,461,984
     11,378,577   Clinton Cards PLC...........................         7,149,259
      2,775,758   Daily Mail & General Trust, Class A.........        15,782,879
      8,225,426   Diageo PLC, Sponsored ADR...................       138,549,242
      3,675,000   Ennstone PLC................................           590,196
      7,700,800   G4S PLC.....................................        27,795,521
        969,024   GlaxoSmithKline PLC.........................        20,916,674
        593,139   GlaxoSmithKline PLC, Sponsored ADR..........        25,777,821
        923,006   Headlam Group PLC...........................         3,565,969
      5,037,262   HSBC Holdings PLC...........................        80,897,160
     14,279,635   Lloyds TSB Group PLC........................        57,649,993
        779,500   Raven Mount PLC.............................           896,169
      1,316,345   Signet Jewelers Ltd. .......................        26,043,938

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  UNITED KINGDOM (CONTINUED)
     12,262,000   Trinity Mirror PLC..........................   $    18,468,515
      5,038,361   TT Electronics PLC..........................         7,902,889
      2,879,718   Unilever PLC................................        78,122,936
                                                                 ---------------
                                                                     533,971,614
                                                                 ---------------
                  UNITED STATES--2.6%
      3,085,645   American Express Company....................       109,324,402
         75,700   American National Insurance Company.........         6,535,181
      2,206,892   Sun-Times Media Group Inc., Class A++.......           375,172
         49,884   Torchmark Corporation.......................         2,983,063
        269,276   Transatlantic Holdings Inc..................        14,635,151
                                                                 ---------------
                                                                     133,852,969
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (COST $3,303,799,724)....................     4,383,581,283
                                                                 ---------------
                  PREFERRED STOCKS--0.4%
        154,144   Adris Grupa d.d.............................         9,268,152
         11,800   KSB AG, Vorzugsakt..........................         5,259,712
        700,000   Villeroy & Boch AG..........................         6,794,303
                                                                 ---------------
                  TOTAL PREFERRED STOCKS
                     (COST $17,582,512).......................        21,322,167
                                                                 ---------------
                  REGISTERED INVESTMENT COMPANY--4.7%
    236,527,828   Dreyfus Government Prime Cash Management....       236,527,828
                                                                 ---------------
                  TOTAL REGISTERED INVESTMENT COMPANY
                     (COST $236,527,828)......................       236,527,828
                                                                 ---------------

   FACE VALUE
---------------
                  U.S. TREASURY BILLS--5.7%
$   154,200,000   0.000% * due 11/6/08........................       153,977,544
    138,500,000   0.000% * due 2/5/09+++......................       137,985,473
                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS
                     (COST $291,548,734)......................       291,963,017
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $3,849,458,798**)...........................    96.7%     4,933,394,295
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)...     3.9        197,411,959
OTHER ASSETS AND LIABILITIES (NET)...................    (0.6)       (28,821,135)
                                                        -----    ---------------
NET ASSETS...........................................   100.0%   $ 5,101,985,119
                                                        =====    ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $3,849,458,798.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ AT SEPTEMBER 30, 2008, LIQUID ASSETS TOTALING $26,899,695 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2008 (Unaudited)

                                                    PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                                NET ASSETS       (NOTE 2)
-------------------------------------------------   -------------   --------------
COMMON STOCKS:
Media............................................        13.7%      $  699,171,509
Beverage.........................................        13.0          665,469,370
Food.............................................        11.0          561,218,095
Banks............................................         9.4          478,753,533
Capital Goods....................................         8.8          447,152,039
Insurance........................................         7.4          375,041,742
Materials........................................         3.6          185,238,474
Diversified Financials...........................         3.4          170,991,654
Pharmaceuticals, Biotechnology & Life Sciences...         3.3          170,387,604
Consumer Durables & Apparel......................         3.3          168,298,874
Telecommunication Services.......................         2.1          106,544,287
Automobiles & Components.........................         1.9           97,637,902
Technology Hardware & Equipment..................         1.8           92,199,995
Retailing........................................         1.1           54,205,462
Commercial Services & Supplies...................         0.6           33,070,509
Health Care Equipment & Services.................         0.6           31,604,630
Transportation...................................         0.5           24,282,439
Household & Personal Products....................         0.3           13,450,089
Utilities........................................         0.1            5,255,641
Real Estate......................................         0.0+           1,327,354
Consumer Services................................         0.0+           1,233,317
Tobacco..........................................         0.0+             850,700
Semiconductors & Semiconductor Equipment.........         0.0+             196,064
                                                        -----       --------------
TOTAL COMMON STOCKS..............................        85.9        4,383,581,283
                                                        -----       --------------
PREFERRED STOCKS.................................         0.4           21,322,167
REGISTERED INVESTMENT COMPANY....................         4.7          236,527,828
U.S. TREASURY BILLS..............................         5.7          291,963,017
UNREALIZED APPRECIATION ON
FORWARD CONTRACTS (NET)..........................         3.9          197,411,959
OTHER ASSETS AND LIABILITIES (NET)...............        (0.6)         (28,821,135)
                                                        -----       --------------
NET ASSETS.......................................       100.0%      $5,101,985,119
                                                        =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
September 30, 2008 (Unaudited)

                                   (PIE CHART)

BELGIUM                              3%
CANADA                               1%
FINLAND                              5%
FRANCE                               4%
GERMANY                              5%
HONG KONG                            1%
ITALY                                4%
JAPAN                                6%
MEXICO                               4%
NETHERLANDS                         13%
NORWAY                               1%
SINGAPORE                            2%
SOUTH KOREA                          4%
SPAIN                                2%
SWITZERLAND                         18%
UNITED KINGDOM                      10%
UNITED STATES                        3%
CASH EQUIVALENTS AND OTHER ASSETS
   AND LIABILITIES (NET) ++         14%

CROATIA-0%+
CZECH REPUBLIC-0%+
IRELAND-0%+
SWEDEN-0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2008 (Unaudited)

                                                      CONTRACT      MARKET VALUE
   CONTRACTS                                         VALUE DATE       (NOTE 2)
---------------                                      ----------   ---------------
FORWARD EXCHANGE CONTRACTS TO BUY
      9,000,000   Canadian Dollar.................     11/18/08   $     8,484,736
     45,000,000   Danish Krone....................      5/19/09         8,480,729
     83,000,000   Danish Krone....................      5/27/09        15,638,507
    100,000,000   European Union Euro.............      10/1/08       140,480,810
     40,000,000   European Union Euro.............       8/4/09        56,107,498
     60,000,000   European Union Euro.............      8/25/09        84,104,513
     20,000,000   Great Britain Pound Sterling....      10/1/08        35,651,894
     30,000,000   Great Britain Pound Sterling....     10/14/08        53,539,749
     55,000,000   Hong Kong Dollar................      10/2/08         7,083,941
    150,000,000   Hong Kong Dollar................      2/24/09        19,363,160
  3,000,000,000   Japanese Yen....................      4/14/09        28,867,963
    300,000,000   Mexican Peso....................      1/20/09        26,913,545
    275,000,000   Mexican Peso....................      4/22/09        24,382,785
     80,000,000   Norwegian Krone.................     10/28/08        13,506,978
     68,000,000   Norwegian Krone.................      6/15/09        11,288,548
     15,000,000   Singapore Dollar................      10/2/08        10,492,482
 33,000,000,000   South Korean Won................       3/3/09        27,501,146
 30,000,000,000   South Korean Won................       5/7/09        24,994,272
     40,000,000   Swiss Franc.....................      10/2/08        35,681,892
     25,000,000   Swiss Franc.....................     11/18/08        22,404,750
     20,000,000   Swiss Franc.....................      4/14/09        18,028,800
     25,000,000   Swiss Franc.....................       6/5/09        22,559,052
     36,000,000   Swiss Franc.....................      9/10/09        32,547,580
     35,000,000   Swiss Franc.....................      9/18/09        31,648,517
                                                                  ---------------
TOTAL (Contract Amount $778,754,950)..............                $   759,753,847
                                                                  ===============
FORWARD EXCHANGE CONTRACTS TO SELL
     13,000,000   Canadian Dollar.................     11/18/08   $   (12,255,730)
     17,000,000   Canadian Dollar.................     12/19/08       (16,041,004)
     17,000,000   Canadian Dollar.................       3/9/09       (16,042,821)
     25,000,000   Canadian Dollar.................      5/12/09       (23,578,815)
      6,000,000   Canadian Dollar.................      5/27/09        (5,657,899)
     12,000,000   Canadian Dollar.................       6/5/09       (11,314,579)
     45,000,000   Danish Krone....................      5/19/09        (8,480,728)
     83,000,000   Danish Krone....................      5/27/09       (15,638,507)
    100,000,000   European Union Euro.............      10/1/08      (140,480,809)
     60,000,000   European Union Euro.............      10/7/08       (84,344,649)
    100,000,000   European Union Euro.............     12/19/08      (141,014,089)
     75,000,000   European Union Euro.............      1/12/09      (105,764,743)
    100,000,000   European Union Euro.............       2/2/09      (140,971,647)
     40,000,000   European Union Euro.............       3/3/09       (56,362,161)
     65,000,000   European Union Euro.............      4/14/09       (91,502,926)
     45,000,000   European Union Euro.............      5/19/09       (63,277,095)
     33,000,000   European Union Euro.............      5/22/09       (46,398,740)
     85,000,000   European Union Euro.............      5/27/09      (119,492,755)
     80,000,000   European Union Euro.............      7/27/09      (112,243,839)
     40,000,000   European Union Euro.............       8/4/09       (56,107,497)
     60,000,000   European Union Euro.............      8/25/09       (84,104,513)
    110,000,000   European Union Euro.............      8/31/09      (154,161,916)
     57,000,000   European Union Euro.............      9/10/09       (79,858,273)
     60,000,000   European Union Euro.............      9/18/09       (84,039,769)
    100,000,000   European Union Euro.............      10/6/09      (140,014,391)
     20,000,000   Great Britain Pound Sterling....      10/1/08       (35,651,894)
     35,000,000   Great Britain Pound Sterling....     10/14/08       (62,463,040)
     20,000,000   Great Britain Pound Sterling....     10/20/08       (35,712,222)
      4,500,000   Great Britain Pound Sterling....     10/28/08        (8,040,967)
     52,000,000   Great Britain Pound Sterling....     12/19/08       (92,947,078)
     10,000,000   Great Britain Pound Sterling....      1/12/09       (17,863,920)
     15,000,000   Great Britain Pound Sterling....       2/2/09       (26,772,349)
     14,000,000   Great Britain Pound Sterling....       3/3/09       (24,957,181)
     25,000,000   Great Britain Pound Sterling....      4/14/09       (44,484,210)
     10,000,000   Great Britain Pound Sterling....      8/25/09       (17,682,437)
      9,500,000   Great Britain Pound Sterling....      9/10/09       (16,785,593)
     55,000,000   Hong Kong Dollar................      10/2/08        (7,083,940)
    150,000,000   Hong Kong Dollar................      2/24/09       (19,363,160)
  2,300,000,000   Japanese Yen....................     10/20/08       (21,739,384)
  1,500,000,000   Japanese Yen....................       2/2/09       (14,359,826)
 10,542,970,000   Japanese Yen....................      2/19/09      (101,059,274)
  2,000,000,000   Japanese Yen....................       3/3/09       (19,188,261)
  3,000,000,000   Japanese Yen....................      4/14/09       (28,867,963)
  4,000,000,000   Japanese Yen....................      6/17/09       (38,646,541)

                                                      CONTRACT      MARKET VALUE
   CONTRACTS                                         VALUE DATE       (NOTE 2)
---------------                                      ----------   ---------------
  1,800,000,000   Japanese Yen....................      9/10/09   $   (17,485,019)
    245,000,000   Mexican Peso....................     10/23/08       (22,230,792)
    225,000,000   Mexican Peso....................     12/19/08       (20,268,324)
    140,000,000   Mexican Peso....................      1/12/09       (12,572,637)
    300,000,000   Mexican Peso....................      1/20/09       (26,913,545)
    260,000,000   Mexican Peso....................       2/3/09       (23,282,998)
    315,000,000   Mexican Peso....................       3/3/09       (28,106,845)
    275,000,000   Mexican Peso....................      4/14/09       (24,407,166)
    275,000,000   Mexican Peso....................      4/22/09       (24,382,785)
    275,000,000   Mexican Peso....................      5/19/09       (24,300,857)
    160,000,000   Mexican Peso....................      5/22/09       (14,133,404)
    110,000,000   Norwegian Krone.................      10/7/08       (18,596,973)
     80,000,000   Norwegian Krone.................     10/28/08       (13,506,978)
     68,000,000   Norwegian Krone.................      6/15/09       (11,288,548)
     15,000,000   Singapore Dollar................      10/2/08       (10,492,482)
     30,000,000   Singapore Dollar................     10/14/08       (20,994,216)
     44,000,000   Singapore Dollar................     11/18/08       (30,838,840)
 20,000,000,000   South Korean Won................      10/7/08       (16,588,333)
 28,000,000,000   South Korean Won................     10/14/08       (23,248,412)
 53,000,000,000   South Korean Won................     10/23/08       (44,066,293)
 73,000,000,000   South Korean Won................     12/19/08       (60,827,420)
 15,000,000,000   South Korean Won................       2/2/09       (12,500,521)
 33,000,000,000   South Korean Won................       3/3/09       (27,501,146)
 30,000,000,000   South Korean Won................      3/13/09       (25,001,042)
 25,000,000,000   South Korean Won................      4/29/09       (20,829,717)
 30,000,000,000   South Korean Won................       5/7/09       (24,994,272)
 34,000,000,000   South Korean Won................      5/19/09       (28,324,482)
     40,000,000   Swiss Franc.....................      10/2/08       (35,681,892)
     35,000,000   Swiss Franc.....................      10/7/08       (31,237,901)
     30,000,000   Swiss Franc.....................     10/14/08       (26,794,880)
     27,000,000   Swiss Franc.....................     10/20/08       (24,130,482)
     28,000,000   Swiss Franc.....................     10/28/08       (25,045,101)
     25,000,000   Swiss Franc.....................     11/18/08       (22,404,750)
     40,000,000   Swiss Franc.....................      1/12/09       (35,976,044)
     14,000,000   Swiss Franc.....................      1/20/09       (12,594,198)
     20,000,000   Swiss Franc.....................      4/14/09       (18,028,800)
     15,000,000   Swiss Franc.....................      4/29/09       (13,525,587)
      5,200,000   Swiss Franc.....................      5/15/09        (4,690,345)
     25,000,000   Swiss Franc.....................      5/27/09       (22,555,059)
     25,000,000   Swiss Franc.....................       6/5/09       (22,559,052)
     25,000,000   Swiss Franc.....................      7/20/09       (22,579,133)
     20,000,000   Swiss Franc.....................      7/27/09       (18,065,819)
     40,000,000   Swiss Franc.....................       8/4/09       (36,137,383)
     90,000,000   Swiss Franc.....................      8/12/09       (81,322,043)
     26,000,000   Swiss Franc.....................      8/25/09       (23,499,107)
     36,000,000   Swiss Franc.....................      9/10/09       (32,547,581)
     35,000,000   Swiss Franc.....................      9/18/09       (31,648,517)
     67,000,000   Swiss Franc.....................      9/30/09       (60,600,826)
     70,000,000   Swiss Franc.....................      10/6/09       (63,324,571)
     40,000,000   Swiss Franc.....................      10/9/09       (36,188,405)
                                                                  ---------------
TOTAL (Contract Amount $3,988,053,720)............                $(3,771,640,658)
                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  COMMON STOCKS--84.5%
                  FRANCE--1.9%
        220,000   Sanofi-Aventis, ADR.........................   $     7,231,400
                                                                 ---------------
                  GERMANY--2.8%
         85,500   Henkel AG & Company, KGaA...................         2,609,724
         29,515   Muenchener Rueckversicherungs-
                     Gesellschaft AG..........................         4,403,287
         40,600   Springer (Axel) Verlag AG...................         3,621,334
                                                                 ---------------
                                                                      10,634,345
                                                                 ---------------
                  ITALY--0.8%
        253,300   Mediaset SPA................................         1,591,308
        264,000   Mondadori (Arnoldo) Editore SPA.............         1,320,148
                                                                 ---------------
                                                                       2,911,456
                                                                 ---------------
                  JAPAN--0.7%
         80,100   Canon Inc...................................         2,882,136
                                                                 ---------------
                  NETHERLANDS--7.3%
        491,000   Heineken Holding NV.........................        19,055,975
        323,571   Unilever NV, ADR............................         9,111,759
                                                                 ---------------
                                                                      28,167,734
                                                                 ---------------
                  SOUTH KOREA--3.0%
        318,400   Korea Exchange Bank.........................         2,901,860
        467,163   SK Telecom Company Ltd., ADR................         8,792,008
                                                                 ---------------
                                                                      11,693,868
                                                                 ---------------
                  SPAIN--1.3%
        508,305   Gestevision Telecinco SA....................         5,126,461
                                                                 ---------------
                  SWITZERLAND--9.1%
        631,000   Nestle SA, Registered, Sponsored ADR........        27,125,239
        151,100   Swiss Reinsurance...........................         8,179,951
                                                                 ---------------
                                                                      35,305,190
                                                                 ---------------
                  UNITED KINGDOM--8.3%
        290,000   Daily Mail & General Trust, Class A.........         1,648,932
        276,000   Diageo PLC, Sponsored ADR...................        19,005,360
        658,400   Lloyds TSB Group PLC........................         2,658,104
        376,200   Trinity Mirror PLC..........................           566,617
        308,880   Unilever PLC, Sponsored ADR.................         8,404,625
                                                                 ---------------
                                                                      32,283,638
                                                                 ---------------
                  UNITED STATES--49.3%
        406,003   American Express Company....................        14,384,686
         63,462   American National Insurance Company.........         5,478,674
         15,200   Anheuser-Busch Companies, Inc...............           986,176
        118,092   Avatar Holdings Inc. +......................         3,897,036
         55,219   Burlington Northern Santa Fe Corporation....         5,103,892
        758,590   Comcast Corporation, Special Class A........        14,959,395
         10,000   ConocoPhillips..............................           732,500
        236,780   Federated Investors Inc., Class B...........         6,831,103
         72,560   FinishMaster Inc............................         1,523,760
        608,850   Home Depot, Inc.............................        15,763,126
         69,124   Johnson & Johnson...........................         4,788,911
        357,000   Leucadia National Corporation...............        16,222,080

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  UNITED STATES (CONTINUED)
         52,084   National Western Life Insurance
                     Company, Class A.........................   $    12,607,974
         98,000   Norfolk Southern Corporation................         6,488,580
         69,696   PNC Financial Services Group Inc............         5,206,291
         55,225   Ramco-Gershenson Properties Trust, REIT.....         1,238,145
        185,088   Rayonier Inc., REIT.........................         8,763,917
        198,376   Torchmark Corporation.......................        11,862,885
        199,032   Transatlantic Holdings Inc..................        10,817,389
        259,154   UniFirst Corporation........................        11,166,946
        276,425   Wal-Mart Stores, Inc........................        16,555,093
         85,235   WellPoint, Inc. +...........................         3,986,441
        304,460   Wells Fargo & Company.......................        11,426,384
                                                                 ---------------
                                                                     190,791,384
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (COST $ 208,756,201)........................       327,027,612
                                                                 ---------------
                  REGISTERED INVESTMENT COMPANY--2.4%
      9,155,599   Dreyfus Government Prime Cash Management....         9,155,599
                                                                 ---------------
                  TOTAL REGISTERED INVESTMENT COMPANY
                  (COST $9,155,599)...........................         9,155,599
                                                                 ---------------

   FACE VALUE
---------------
                  U.S. TREASURY BILLS--10.4%
$    20,000,000   0.000% * due 11/6/08........................        19,972,937
     20,325,000   0.000% * due 2/5/09++.......................        20,249,493
                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS
                  (COST $40,175,582)..........................        40,222,430
                                                                 ---------------
TOTAL INVESTMENTS
(COST $258,087,382**).................................    97.3%      376,405,641
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)....     2.3         9,007,263
OTHER ASSETS AND LIABILITIES (NET)....................     0.4         1,348,475
                                                         -----   ---------------
NET ASSETS............................................   100.0%  $   386,761,379
                                                         =====   ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $258,087,382.

+    NON-INCOME PRODUCING SECURITY.

++ AT SEPTEMBER 30, 2008, LIQUID ASSETS TOTALLING $3,985,140 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT

REIT -- REAL ESTATE INVESTMENT TRUST

                       SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2008 (Unaudited)

                                                    PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                                NET ASSETS       (NOTE 2)
-------------------------------------------------   -------------   --------------
COMMON STOCKS:
Insurance........................................        13.8%       $ 53,350,160
Food.............................................        11.5          44,641,623
Beverage.........................................        10.1          39,047,511
Diversified Financials...........................         9.7          37,437,869
Media............................................         7.4          28,834,195
Banks............................................         5.7          22,192,639
Food & Staples Retailing.........................         4.3          16,555,093
Retailing........................................         4.1          15,763,126
Real Estate......................................         3.6          13,899,098
Pharmaceuticals, Biotechnology & Life Sciences...         3.1          12,020,311
Transportation...................................         3.0          11,592,472
Consumer Durables & Apparel......................         2.9          11,166,946
Telecommunication Services.......................         2.3           8,792,008
Health Care Equipment & Services.................         1.0           3,986,441
Technology Hardware & Equipment..................         0.7           2,882,136
Household & Personal Products....................         0.7           2,609,724
Automobiles & Components.........................         0.4           1,523,760
Energy...........................................         0.2             732,500
                                                        -----        ------------
TOTAL COMMON STOCKS..............................        84.5         327,027,612
                                                        -----        ------------
REGISTERED INVESTMENT COMPANY....................         2.4           9,155,599
U.S. TREASURY BILLS..............................        10.4          40,222,430
UNREALIZED APPRECIATION ON
   FORWARD CONTRACTS (NET).......................         2.3           9,007,263
OTHER ASSETS AND LIABILITIES (NET)...............         0.4           1,348,475
                                                        -----        ------------
NET ASSETS.......................................       100.0%       $386,761,379
                                                        =====        ============

PORTFOLIO COMPOSITION
September 30, 2008 (Unaudited)

                                   (PIE CHART)

France                                2%
Germany                               3%
Italy                                 1%
Japan                                 1%
Netherlands                           7%
South Korea                           3%
Spain                                 1%
Switzerland                           9%
United Kingdom                        8%
United States                        49%
Cash Equivalents and Other Assets
   and Liabilities (Net) +           16%

+    Includes Unrealized Appreciation on Forward Contracts (Net)

                       SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2008 (Unaudited)

                                                      CONTRACT     MARKET VALUE
   CONTRACTS                                         VALUE DATE      (NOTE 2)
---------------                                      ----------   -------------
FORWARD EXCHANGE CONTRACTS TO BUY
      5,000,000   European Union Euro.............      8/25/09   $  7,008,710
  3,200,000,000   South Korean Won................       3/3/09      2,666,778
                                                                  ------------
TOTAL (Contract Amount $9,995,438)................                $  9,675,488
                                                                  ============
FORWARD EXCHANGE CONTRACTS TO SELL
      4,000,000   European Union Euro.............     11/18/08   $ (5,637,496)
      1,600,000   European Union Euro.............     12/19/08     (2,256,225)
      1,700,000   European Union Euro.............      5/15/09     (2,390,775)
      7,500,000   European Union Euro.............      7/20/09    (10,525,227)
      9,000,000   European Union Euro.............      7/27/09    (12,627,432)
      5,000,000   European Union Euro.............      8/25/09     (7,008,710)
      4,600,000   Great Britain Pound Sterling....     11/18/08     (8,221,855)
      1,800,000   Great Britain Pound Sterling....      5/15/09     (3,198,198)
      4,000,000   Great Britain Pound Sterling....      7/27/09     (7,082,684)
        950,000   Great Britain Pound Sterling....      8/25/09     (1,679,831)
  3,200,000,000   South Korean Won................       3/3/09     (2,666,778)
  9,000,000,000   South Korean Won................      3/13/09     (7,500,313)
  1,500,000,000   South Korean Won................      5/15/09     (1,249,644)
    815,000,000   South Korean Won................      8/31/09       (678,465)
      4,000,000   Swiss Franc.....................      10/7/08     (3,570,046)
      4,000,000   Swiss Franc.....................      5/15/09     (3,607,958)
     10,000,000   Swiss Franc.....................      7/27/09     (9,032,909)
      2,000,000   Swiss Franc.....................      8/25/09     (1,807,623)
      2,000,000   Swiss Franc.....................      8/31/09     (1,807,839)
                                                                  ------------
TOTAL (Contract Amount $101,877,221)..............                $(92,550,008)
                                                                  ============

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  COMMON STOCKS--77.4%
                  CANADA--2.9%
         56,100   IGM Financial, Inc..........................   $     2,026,713
                                                                 ---------------
                  FRANCE--5.4%
         56,000   Sanofi-Aventis, ADR.........................         1,840,720
         30,960   Total SA....................................         1,851,721
                                                                 ---------------
                                                                       3,692,441
                                                                 ---------------
                  GERMANY--4.7%
         50,845   Deutsche Post AG............................         1,055,581
         14,695   Muenchener Rueckversicherungs-
                     Gesellschaft AG..........................         2,192,319
                                                                 ---------------
                                                                       3,247,900
                                                                 ---------------
                  IRELAND--1.5%
        635,700   Independent News & Media PLC................         1,035,807
                                                                 ---------------
                  ITALY--5.8%
         63,440   Eni SPA.....................................         1,657,467
        246,275   Mediaset SPA................................         1,547,175
        152,900   Mondadori (Arnoldo) Editore SPA.............           764,586
                                                                 ---------------
                                                                       3,969,228
                                                                 ---------------
                  MEXICO--5.2%
        453,900   Embotelladoras Arca SA de CV................         1,342,606
        523,800   Kimberly-Clark de Mexico SA de CV,
                     Class A..................................         2,264,458
                                                                 ---------------
                                                                       3,607,064
                                                                 ---------------
                  NETHERLANDS--4.1%
         19,280   Akzo Nobel NV...............................           910,351
         67,900   Unilever NV, CVA............................         1,894,165
                                                                 ---------------
                                                                       2,804,516
                                                                 ---------------
                  SOUTH KOREA--3.6%
        134,100   Korea Exchange Bank.........................         1,222,172
         65,900   SK Telecom Company Ltd., ADR................         1,240,238
                                                                 ---------------
                                                                       2,462,410
                                                                 ---------------
                  SPAIN--1.9%
         55,930   Telefonica SA...............................         1,319,059
                                                                 ---------------
                  SWITZERLAND--1.5%
         18,925   Swiss Reinsurance...........................         1,024,524
                                                                 ---------------
                  UNITED KINGDOM--16.6%
        221,230   BP PLC......................................         1,829,683
        122,205   Diageo PLC, Sponsored ADR...................         2,058,424
        108,665   GlaxoSmithKline PLC.........................         2,345,567
         73,657   HSBC Holdings PLC...........................         1,182,913
        233,530   Lloyds TSB Group PLC........................           942,811
        205,080   Pearson PLC.................................         2,193,252
         43,133   Signet Jewelers Ltd. .......................           853,388
                                                                 ---------------
                                                                      11,406,038
                                                                 ---------------

                                                                   MARKET VALUE
     SHARES                                                          (NOTE 2)
---------------                                                  ---------------
                  UNITED STATES--24.2%
         16,625   Altria Group, Inc. .........................   $       329,840
         50,515   AT&T, Inc. .................................         1,410,379
        102,135   General Electric Company....................         2,604,443
         52,185   Genuine Parts Company.......................         2,098,359
         71,520   Home Depot, Inc. ...........................         1,851,653
         85,760   Masco Corporation...........................         1,538,534
         21,980   Philip Morris International, Inc. ..........         1,057,238
         45,190   Reynolds American Inc. .....................         2,197,138
         57,020   US Bancorp..................................         2,053,860
         22,245   UST Inc. ...................................         1,480,182
                                                                 ---------------
                                                                      16,621,626
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (COST $68,484,561).......................        53,217,326
                                                                 ---------------
                  REGISTERED INVESTMENT COMPANY--4.0%
      2,717,323   Dreyfus Government Prime Cash Management....         2,717,323
                                                                 ---------------
                  TOTAL REGISTERED INVESTMENT COMPANY
                     (COST $2,717,323)........................         2,717,323
                                                                 ---------------

   FACE VALUE
---------------
                  U.S. TREASURY BILLS--17.9%
$     6,140,000   0.000% * due 11/6/08........................         6,130,530
      6,200,000   0.000% * due 2/5/09.........................         6,176,967
                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS
                     (COST $12,290,765).......................        12,307,497
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $83,492,649**)...............................    99.3%       68,242,146
OTHER ASSETS AND LIABILITIES (NET)....................     0.7           506,496
                                                         -----   ---------------
NET ASSETS............................................   100.0%  $    68,748,642
                                                         =====   ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $83,492,649.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
September 30, 2008 (Unaudited)

                                                    PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                                NET ASSETS      (NOTE 2)
-------------------------------------------------   -------------   ------------
COMMON STOCKS:
Media............................................         8.1%       $ 5,540,820
Banks............................................         7.9          5,401,756
Energy...........................................         7.8          5,338,871
Tobacco..........................................         7.4          5,064,398
Retailing........................................         7.0          4,803,400
Pharmaceuticals, Biotechnology & Life Sciences...         6.1          4,186,287
Capital Goods....................................         5.9          4,142,977
Telecommunication Services.......................         5.8          3,969,676
Beverage.........................................         4.9          3,401,030
Insurance........................................         4.7          3,216,843
Household & Personal Products....................         3.3          2,264,458
Diversified Financials...........................         2.9          2,026,713
Food.............................................         2.8          1,894,165
Transportation...................................         1.5          1,055,581
Materials........................................         1.3            910,351
                                                        -----        -----------
TOTAL COMMON STOCKS..............................        77.4         53,217,326
                                                        -----        -----------
REGISTERED INVESTMENT COMPANY....................         4.0          2,717,323
U.S. TREASURY BILLS..............................        17.9         12,307,497
OTHER ASSETS AND LIABILITIES (NET)...............         0.7            506,496
                                                        -----        -----------
NET ASSETS.......................................       100.0%       $68,748,642
                                                        =====        ===========

PORTFOLIO COMPOSITION
September 30, 2008 (Unaudited)

                                   (PIE CHART)

Canada                               3%
France                               5%
Germany                              5%
Ireland                              1%
Italy                                6%
Mexico                               5%
Netherlands                          4%
South Korea                          4%
Spain                                2%
Switzerland                          1%
United Kingdom                      17%
United States                       24%
Cash Equivalents and Other Assets
   and Liabilities (Net)            23%

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

                                                                                                    WORLDWIDE
                                                                                                      HIGH
                                                                                                    DIVIDEND
                                                                   GLOBAL VALUE        VALUE          YIELD
                                                                       FUND            FUND        VALUE FUND
                                                                 ---------------   ------------   ------------
ASSETS
   Investments, at cost.......................................    $3,849,458,798   $258,087,382   $ 83,492,649
                                                                  ==============   ============   ============
   Investments, at value (Note 2).............................     4,933,394,295    376,405,641     68,242,146
   Cash.......................................................         2,236,520             --             --
   Foreign currency (a).......................................         2,921,587             13          1,947
   Dividends and interest receivable..........................        12,918,613        640,429        372,262
   Receivable for investment securities sold..................         5,628,679      1,093,215             --
   Recoverable foreign withholding taxes......................         4,953,683             --         23,569
   Receivable for Fund shares sold............................         9,061,486        122,419        418,599
   Unrealized appreciation of forward exchange contracts
      (Note 2)................................................       230,737,664      9,425,489             --
   Prepaid expense............................................           195,603         12,202          9,616
                                                                  --------------   ------------   ------------
      TOTAL ASSETS............................................     5,202,048,130    387,699,408     69,068,139
                                                                  --------------   ------------   ------------
LIABILITIES
   Payable for investment securities purchased................    $   41,537,377   $         --   $         --
   Unrealized depreciation of forward exchange contracts
      (Note 2)................................................        33,325,705        418,226             --
   Payable for Fund shares redeemed...........................        20,081,813        193,329        274,243
   Investment advisory fee payable (Note 3)...................         3,482,294        254,706         37,140
   Custodian fees payable (Note 3)............................           843,412          5,498          1,214
   Transfer agent fees payable (Note 3).......................           377,626         24,023          1,426
   Administration and accounting fees payable (Note 3)........           112,270          8,252          1,573
   Accrued expenses and other payables........................           302,514         33,995          3,901
                                                                  --------------   ------------   ------------
      TOTAL LIABILITIES.......................................       100,063,011        938,029        319,497
                                                                  --------------   ------------   ------------
NET ASSETS....................................................    $5,101,985,119   $386,761,379   $ 68,748,642
                                                                  ==============   ============   ============
NET ASSETS CONSIST OF
   Undistributed net investment income........................    $  126,016,039   $  4,150,664   $    359,118
   Accumulated net realized gain (loss) on securities, forward
      exchange contracts and foreign currencies...............       281,399,141     25,971,186     (1,399,871)
   Net unrealized appreciation (depreciation) of securities,
      forward exchange contracts, foreign currencies and net
      other assets............................................     1,280,507,129    127,312,894    (15,259,614)
   Par value..................................................            22,663          1,968            856
   Paid-in capital in excess of par value.....................     3,414,040,147    229,324,667     85,048,153
                                                                  --------------   ------------   ------------
      TOTAL NET ASSETS........................................    $5,101,985,119   $386,761,379   $ 68,748,642
                                                                  ==============   ============   ============
CAPITAL STOCK, (common stock outstanding).....................       226,626,314     19,675,388      8,555,110
                                                                  ==============   ============   ============
NET ASSET VALUE, offering and redemption price per share......    $        22.51   $      19.66   $       8.04
                                                                  ==============   ============   ============

----------
(a) Foreign currency held at cost for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund were $2,927,083, $12 and $2,014, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2008 (Unaudited)

                                                                                                    WORLDWIDE
                                                                                                      HIGH
                                                                                                    DIVIDEND
                                                                   GLOBAL VALUE        VALUE          YIELD
                                                                       FUND            FUND        VALUE FUND
                                                                 ---------------   ------------   ------------
INVESTMENT INCOME
   Dividends..................................................   $   167,752,418   $  6,620,383   $  2,057,160
   Foreign witholding taxes...................................       (17,241,456)      (429,999)      (138,901)
   Interest...................................................         4,207,301        309,774         93,815
                                                                 ---------------   ------------   ------------
      TOTAL INVESTMENT INCOME.................................       154,718,263      6,500,158      2,012,074
                                                                 ---------------   ------------   ------------
EXPENSES
   Investment advisory fee (Note 3)...........................        38,514,133      2,534,323        463,738
   Custodian fees (Note 3)....................................         1,927,150         21,995         11,288
   Transfer agent fees (Note 3)...............................           970,577        113,624         27,322
   Administration and accounting fees (Note 3)................           739,063         49,321          9,574
   Legal and audit fees.......................................           217,100         14,916          8,209
   Directors' fees and expenses (Note 3)......................           140,337         22,889          7,660
   Other......................................................           605,878         57,740         26,190
                                                                 ---------------   ------------   ------------
      Total Expenses before waivers...........................        43,114,238      2,814,808        553,981
                                                                 ---------------   ------------   ------------
   Less: Investment advisory fees waived and/or expenses
      reimbursed (Note 3).....................................                --             --        (45,723)
                                                                 ---------------   ------------   ------------
      NET EXPENSES............................................        43,114,238      2,814,808        508,258
                                                                 ---------------   ------------   ------------
NET INVESTMENT INCOME.........................................       111,604,025      3,685,350      1,503,816
                                                                 ---------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain (loss) on:
      Securities..............................................        38,495,155      9,966,063     (1,127,345)
      Forward exchange contracts..............................      (217,072,750)    (3,721,568)            --
      Foreign currencies and net other assets.................        (1,507,910)       (26,021)       (41,954)
                                                                 ---------------   ------------   ------------
   Net realized gain (loss) on investments during the
      period..................................................      (180,085,505)     6,218,474     (1,169,299)
                                                                 ---------------   ------------   ------------
   Net unrealized appreciation (depreciation) of:
      Securities..............................................    (1,601,967,776)   (46,519,820)   (12,606,925)
      Forward exchange contracts..............................       575,846,642     13,411,628             --
      Foreign currencies and net other assets.................        (1,391,268)       (12,390)        (5,377)
                                                                 ---------------   ------------   ------------
   Net unrealized depreciation of investments during the
      period..................................................    (1,027,512,402)   (33,120,582)   (12,612,302)
                                                                 ---------------   ------------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...............    (1,207,597,907)   (26,902,108)   (13,781,601)
                                                                 ---------------   ------------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $(1,095,993,882)  $(23,216,758)  $(12,277,785)
                                                                 ===============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        WORLDWIDE HIGH
                                                                                                        DIVIDEND YIELD
                                       GLOBAL VALUE FUND                    VALUE FUND                    VALUE FUND
                               ---------------------------------   ----------------------------   --------------------------
                                  SIX MONTHS                        SIX MONTHS                     SIX MONTHS       PERIOD
                                    ENDED                              ENDED                          ENDED         ENDED
                                  9/30/2008         YEAR ENDED       9/30/2008      YEAR ENDED       9/30/08      3/31/2008
                                 (UNAUDITED)        3/31/2008       (UNAUDITED)     3/31/2008      (UNAUDITED)       (a)
                               ---------------   ---------------   ------------   -------------   ------------   -----------
Net investment income.......   $   111,604,025   $   115,160,238   $  3,685,350   $   4,042,557   $  1,503,816   $   712,127
Net realized gain (loss) on
   securities, forward
   exchange contracts and
   currency transactions
   during the period........      (180,085,505)      876,394,435      6,218,474      44,786,741     (1,169,299)     (225,734)
Net unrealized depreciation
   of securities, forward
   exchange contracts,
   foreign currencies and
   net other assets during
   the period...............    (1,027,512,402)   (1,417,917,216)   (33,120,582)    (72,215,677)   (12,612,302)   (2,647,312)
                               ---------------   ---------------   ------------   -------------   ------------   -----------
Net decrease in net assets
   resulting from
   operations...............    (1,095,993,882)     (426,362,543)   (23,216,758)    (23,386,379)   (12,277,785)   (2,160,919)
DISTRIBUTIONS:
Dividends to shareholders
   from net investment
   income...................                --      (110,718,203)            --      (3,498,339)    (1,643,804)     (197,387)
Distributions to
   shareholders from net
   realized gain on
   investments..............                --      (668,961,240)            --     (44,343,810)            --            --
Net increase (decrease) in
   net assets from Fund
   share transactions.......      (465,891,494)     (454,010,757)    (1,259,353)    (33,060,554)    12,283,903    72,739,240
Redemption Fees.............                --           234,553             --              --             --         5,394
                               ---------------   ---------------   ------------   -------------   ------------   -----------
Net increase (decrease)
   in net assets............    (1,561,885,376)   (1,659,818,190)   (24,476,111)   (104,289,082)    (1,637,686)   70,386,328
NET ASSETS
Beginning of period.........     6,663,870,495     8,323,688,685    411,237,490     515,526,572     70,386,328            --
                               ---------------   ---------------   ------------   -------------   ------------   -----------
End of period...............   $ 5,101,985,119   $ 6,663,870,495   $386,761,379   $ 411,237,490   $ 68,748,642   $70,386,328
                               ===============   ===============   ============   =============   ============   ===========
Undistributed Net Investment
   Income at end of period..   $   126,016,039   $    14,412,014   $  4,150,664   $     465,314   $    359,118   $   499,106
                               ===============   ===============   ============   =============   ============   ===========

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

FINANCIAL HIGHLIGHTS
TWEEDY, BROWNE GLOBAL VALUE FUND
For a Fund share outstanding throughout each period.

                                    SIX MONTHS
                                      ENDED           YEAR           YEAR           YEAR           YEAR            YEAR
                                     9/30/08          ENDED          ENDED          ENDED          ENDED           ENDED
                                   (UNAUDITED)       3/31/08        3/31/07        3/31/06        3/31/05         3/31/04
                                   -----------     ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of
   period.......................   $    27.21      $    32.31     $    28.56     $    24.08     $    21.23      $    14.44
                                   ----------      ----------     ----------     ----------     ----------      ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income...........         0.47            0.50           0.47           0.34           0.31(a)         0.20
Net realized and unrealized gain
   (loss) on investments........        (5.17)          (2.24)          4.06           4.51           2.81            6.78
                                   ----------      ----------     ----------     ----------     ----------      ----------
   Total from investment
      operations................        (4.70)          (1.74)          4.53           4.85           3.12            6.98
                                   ----------      ----------     ----------     ----------     ----------      ----------
DISTRIBUTIONS:
Dividends from net investment
   income.......................           --           (0.48)         (0.43)         (0.37)         (0.27)          (0.20)
Distributions from net realized
   gains........................           --           (2.88)         (0.35)            --             --              --
                                   ----------      ----------     ----------     ----------     ----------      ----------
   Total distributions..........           --           (3.36)         (0.78)         (0.37)         (0.27)          (0.20)
                                   ----------      ----------     ----------     ----------     ----------      ----------
Redemption fees.................           --            0.00(b)        0.00(b)        0.00(b)        0.00(b)         0.01
                                   ----------      ----------     ----------     ----------     ----------      ----------
Net asset value, end of period..   $    22.51      $    27.21     $    32.31     $    28.56     $    24.08      $    21.23
                                   ==========      ==========     ==========     ==========     ==========      ==========
Total return (c)................       (17.27)%         (6.35)%        16.01%         20.24%         14.75%          48.53%
                                   ==========      ==========     ==========     ==========     ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000s)....................   $5,101,985      $6,663,870     $8,323,689     $8,060,962     $6,707,322      $5,352,702
Ratio of operating expenses to
   average net assets...........         1.40%(d)        1.37%          1.37%          1.38%          1.39%           1.39%
Ratio of net investment income
   to average net assets........         3.62%(d)        1.45%          1.53%          1.33%          1.41%(a)        1.08%
Portfolio turnover rate.........           12%              9%            13%             6%            13%              8%

----------
(a) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.78% per share.

(b)  Amount represents less than $0.01 per share.

(c)  Total return represents aggregate total return for the periods indicated.

(d)  Annualized.

TWEEDY, BROWNE VALUE FUND
For a Fund share outstanding throughout each period.

                                    SIX MONTHS
                                      ENDED           YEAR           YEAR           YEAR           YEAR            YEAR
                                     9/30/08          ENDED          ENDED          ENDED          ENDED           ENDED
                                   (UNAUDITED)       3/31/08        3/31/07        3/31/06        3/31/05         3/31/04
                                   -----------     ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of
   period.......................     $  20.90       $  24.65       $  24.27       $  24.67       $  24.38        $  18.53
                                     --------       --------       --------       --------       --------        --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income...........         0.19           0.22           0.21           0.30(a)        0.35(b)         0.27
Net realized and unrealized
   gain(loss) on investments....        (1.43)         (1.43)          2.38           1.49           0.69            5.68
                                     --------       --------       --------       --------       --------        --------
   Total from investment
      operations................        (1.24)         (1.21)          2.59           1.79           1.04            5.95
                                     --------       --------       --------       --------       --------        --------
DISTRIBUTIONS:
Dividends from net investment
   income.......................           --          (0.19)         (0.27)         (0.33)         (0.39)          (0.10)
Distributions from net realized
   gains........................           --          (2.35)         (1.94)         (1.86)         (0.36)             --
                                     --------       --------       --------       --------       --------        --------
   Total distributions..........           --          (2.54)         (2.21)         (2.19)         (0.75)          (0.10)
                                     --------       --------       --------       --------       --------        --------
Net asset value, end of
   period.......................     $  19.66       $  20.90       $  24.65       $  24.27       $  24.67        $  24.38
                                     ========       ========       ========       ========       ========        ========
Total return (c)................        (5.98)%        (5.41)%        10.76%          7.41%          4.18%          32.13%
                                     ========       ========       ========       ========       ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000s)....................     $386,761       $411,237       $515,527       $548,169       $659,077        $728,668
Ratio of operating expenses to
   average net assets...........         1.39%(d)       1.37%          1.38%          1.36%          1.37%           1.38%
Ratio of net investment income
   to average net assets........         1.82%(d)       0.83%          0.80%          1.08%(a)       1.30%(b)        1.09%
Portfolio turnover rate.........           24%            11%             9%             9%             4%              3%

----------
(a) For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.

(b) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

(c)  Total return represents aggregate total return for the periods indicated.

(d)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

FINANCIAL HIGHLIGHTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
For a Fund share outstanding throughout each period.

                                                               SIX MONTHS
                                                                 ENDED         PERIOD
                                                                9/30/08        ENDED
                                                              (UNAUDITED)   3/31/08 (a)
                                                              -----------   -----------
Net asset value, beginning of period.......................     $  9.70     $ 10.00
                                                                -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................................        0.18        0.10
Net realized and unrealized gain (loss) on investments.....       (1.64)      (0.37)
                                                                -------     -------
   Total from investment operations........................       (1.46)      (0.27)
                                                                -------     -------
DISTRIBUTIONS:
Dividends from net investment income.......................       (0.20)      (0.03)
Distributions from net realized gains......................          --          --
                                                                -------     -------
   Total distributions.....................................       (0.20)      (0.03)
                                                                -------     -------
Redemption fees............................................          --        0.00(b)
                                                                -------     -------
Net asset value, end of period.............................     $  8.04     $  9.70
                                                                =======     =======
Total return (c)...........................................      (15.18)%     (2.69)%
                                                                =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)........................     $68,749     $70,386
Ratio of operating expenses to average net assets..........        1.37%(d)    1.37%(d)
Ratio of operating expenses to average net assets excluding
   waivers and/or reimbursement of expenses................        1.49%(d)    1.86%(d)
Ratio of net investment income to average net assets.......        4.05%(d)    2.38%(d)
Portfolio turnover rate....................................           8%          2%

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

(b)  Amount represents less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated.

(d)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Tweedy, Browne Fund Inc. (the "Company") is an open-end management investment company registered with the United States ("U.S.") Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund ("Global Value Fund"),Tweedy, Browne Value Fund ("Value Fund"), and Tweedy, Browne Worldwide High Dividend Yield Value Fund ("Worldwide High Dividend Yield Value Fund"), (collectively, the "Funds"), are each a diversified series of the Company.

     The Funds commenced operations as follows:

                                           COMMENCEMENT OF
FUND                                          OPERATIONS
----                                       ---------------
Global Value Fund                              06/15/93
Value Fund                                     12/08/93
Worldwide High Dividend Yield Value Fund       09/05/07

     The Global Value Fund seeks long-term capital growth by investing primarily in foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing in U.S. and foreign securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, Fair Value Measurement ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of April 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of September 30, 2008 is as follows:

                                  GLOBAL VALUE FUND
                            -----------------------------
                                                 OTHER
                                               FINANCIAL
                              INVESTMENTS     INSTRUMENTS
VALUATION INPUTS             IN SECURITIES        (a)
-------------------------   --------------   ------------
Level 1 - Quoted
   Prices-Investments       $4,592,308,280   $197,411,959
Level 2 - Other
   Significant Observable
   Inputs                      340,992,354             --
Level 3 - Significant
   Unobservable Inputs              93,661             --
                            --------------   ------------
TOTAL                       $4,933,394,295   $197,411,959
                            ==============   ============

                                      VALUE FUND
                            -----------------------------
                                                 OTHER
                                               FINANCIAL
                              INVESTMENTS     INSTRUMENTS
VALUATION INPUTS             IN SECURITIES        (a)
-------------------------   --------------   ------------
Level 1 - Quoted
   Prices-Investments        $336,183,211     $9,007,263
Level 2 - Other
   Significant Observable
   Inputs                      40,222,430             --
Level 3 - Significant
   Unobservable Inputs                 --             --
                             ------------     ----------
TOTAL                        $376,405,641     $9,007,263
                             ============     ==========

                            WORLDWIDE HIGH DIVIDEND YIELD
                                      VALUE FUND
                            -----------------------------
                                                 OTHER
                                               FINANCIAL
                              INVESTMENTS     INSTRUMENTS
VALUATION INPUTS             IN SECURITIES        (a)
-------------------------   --------------   ------------
Level 1 - Quoted
   Prices-Investments         $55,934,649         $--
Level 2 - Other
   Significant Observable
   Inputs                      12,307,497          --
Level 3 - Significant
   Unobservable Inputs                 --          --
                              -----------         ---
TOTAL                         $68,242,146         $--
                              ===========         ===

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                     INVESTMENTS
                                                    IN SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
Balance as of 3/31/08                                 $105,657
Accrued discounts/premiums                                  --
Realized gain/loss                                          --
Change in unrealized appreciation (depreciation)       (11,996)
Net purchases (sales)                                       --
Transfers in and/or out of Level 3                          --
                                                      --------
Balance as of 9/30/08                                 $ 93,661
                                                      ========

     REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Funds may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large nonrecurring dividends recognized by a Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Funds' custodian applies for refunds on behalf of each Fund where available.

     Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2008, Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed Tweedy, Browne $803, $572 and $520, respectively, for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 became effective for the Funds on September 30, 2007. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (through tax years ended March 31, 2008) and has concluded that as of September 30, 2008, no provision for income tax is required in the Funds' financial statements. Additionally, the Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

     EXPENSES Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an "Advisory Agreement"). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund's average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2008, Tweedy, Browne received $38,514,133, $2,534,323 and $463,738 for Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. In the six month period ended September 30, 2008, Tweedy, Browne waived $45,723 for Worldwide High Dividend Yield Value Fund.

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.37%. This arrangement will continue at least through March 31, 2009. In this arrangement, the Worldwide High Dividend Yield Value Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% on an annualized basis. At September 30, 2008, the amount of potential recovery expiring March 31, 2010 and March 31, 2011, was $146,360 and $45,723,
respectively.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $75.8 million, $42.5 million and $5.8 million of their own money invested in Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively, as of September 30, 2008.

     The Company, on behalf of the Funds, has entered into an administration agreement (the "Administration Agreement") with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly named PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds' net assets:

                                      BETWEEN      BETWEEN
                                    $1 BILLION    $5 BILLION
                          UP TO         AND          AND        EXCEEDING
                       $1 BILLION   $5 BILLION   $10 BILLION   $10 BILLION
                       ----------   ----------   -----------   -----------
Administration Fees      0.0300%      0.0180%       0.0100%       0.0090%
Accounting Fees          0.0075%      0.0060%       0.0050%       0.0040%
                         ======       ======        ======        ======

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Funds. The current allocation ratio of the annual fee is 80% paid by Global Value Fund, 15% paid by Value Fund, and 5% paid by Worldwide High Dividend Yield Value Fund. Total Directors' fees paid by each Fund for the six months ended September 30, 2008, excluding any out-of-pocket expenses, were $120,000, $22,500 and $7,500, respectively.

     Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds' custodian pursuant to a custody agreement (the "Custody Agreement"). PNC also serves as the Funds' transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

4. SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2008, are as follows:

                                         WORLDWIDE HIGH
               GLOBAL                    DIVIDEND YIELD
             VALUE FUND     VALUE FUND     VALUE FUND
            ------------   -----------   --------------
Purchases   $325,197,844   $42,708,465     $10,664,882
            ------------   -----------     -----------
Sales        722,464,956    59,934,522       2,347,355
            ============   ===========     ===========

     The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at September 30, 2008 for each Fund is as follows:

                                                                        NET
                                     GROSS            GROSS        APPRECIATION/
                                  APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                ---------------   -------------   --------------
Global Value Fund                $1,673,731,706   $(589,796,209)  $1,083,935,497
                                 --------------   -------------   --------------
Value Fund                       $  141,997,414   $ (23,679,155)  $  118,318,259
                                 --------------   -------------   --------------
Worldwide High Dividend Yield
   Value Fund                    $      671,443   $ (15,921,946)  $  (15,250,503)
                                 ==============   =============   ==============

5. CAPITAL STOCK

     The Company is authorized to issue $1.4 billion shares of $0.0001 par value capital stock, of which 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.

     Changes in shares outstanding for the six months ended September 30, 2008 were as follows:

                                 GLOBAL VALUE FUND
                          ------------------------------
                             SHARES          AMOUNT
                          -----------   ----------------
Sold                       10,293,647    $ 265,148,321
Reinvested                         --               --
Redeemed                  (28,569,943)    (731,039,815)
                          -----------    -------------
Net Decrease              (18,276,296)   $(465,891,494)
                          ===========    =============

                                  VALUE FUND
                          --------------------------
                            SHARES         AMOUNT
                          ----------   -------------
Sold                       1,303,282   $ 25,399,932
Reinvested                        --             --
Redeemed                  (1,300,487)   (26,659,285)
                          ----------   ------------
Net Increase/(Decrease)        2,795   $ (1,259,353)
                          ==========   ============

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                          WORLDWIDE HIGH DIVIDEND
                               YIELD VALUE FUND
                          -----------------------
                           SHARES        AMOUNT
                          ---------   -----------
Sold                      1,925,014   $17,918,795
Reinvested                  179,759     1,560,310
Redeemed                   (808,198)   (7,195,202)
                          ---------   -----------
Net Increase              1,296,575   $12,283,903
                          =========   ===========

     Changes in shares outstanding for the year ended March 31, 2008 were as follows:

                                GLOBAL VALUE FUND
                          -----------------------------
                             SHARES          AMOUNT
                          -----------   ---------------
Sold                       17,608,959   $   553,900,749
Reinvested                 24,655,422       737,443,820
Redeemed                  (54,963,288)   (1,745,355,326)
                          -----------   ---------------
Net Decrease              (12,698,907)  $  (454,010,757)
                          ===========   ===============

                                  VALUE FUND
                          --------------------------
                             SHARES        AMOUNT
                          -----------   ------------
Sold                         705,881   $ 17,040,395
Reinvested                 2,042,923     44,923,865
Redeemed                  (3,989,699)   (95,024,814)
                          ----------   ------------
Net Decrease              (1,240,895)  $(33,060,554)
                          ==========   ============

                            WORLDWIDE HIGH DIVIDEND
                                YIELD VALUE FUND
                          ---------------------------
                             SHARES         AMOUNT
                          -----------   -------------
Sold                        8,328,156   $ 82,942,823
Reinvested                     18,984        190,598
Redeemed                   (1,088,605)   (10,394,181)
                          -----------   ------------
Net Increase                7,258,535   $ 72,739,240
                          ===========   ============

6. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

7. SECURITIES LENDING

     The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At September 30, 2008, the Funds did not have any securities out on loan.

8. NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

9. PORTFOLIO INFORMATION

     The Company files the Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

10. PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

11. ADVISORY AGREEMENTS

     TWEEDY, BROWNE GLOBAL VALUE FUND, TWEEDY, BROWNE VALUE FUND AND TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

     On May 21, 2008, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of the Advisory Agreements between the Company, on behalf of the Tweedy, Browne Global Value Fund ("Global Value Fund"), the Tweedy, Browne Value Fund ("Value Fund") and the Tweedy, Browne Worldwide High Dividend Yield Value Fund ("High Dividend Yield Value Fund") (each a "Fund" and together, the "Funds"), and Tweedy, Browne for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

     A. INFORMATION RECEIVED

     During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund's investment results, portfolio composition, portfolio trading practices and shareholder services, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses, financial and profitability information regarding Tweedy, Browne, and information about the personnel providing investment management and administrative services to the Funds.

     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes many, but not all, of the factors considered by the Board.

     B. NATURE, EXTENT AND QUALITY OF SERVICES

     The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including monitoring the Funds' service providers and performing shadowing functions, developing and enforcing trading procedures for the Funds, the identification and assessment of potential valuation issues for the Funds, the renegotiation of various fee agreements between the Funds and certain of their service providers, and the preparation of various regulatory filings for the Funds. In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third parties and generally assists each Fund in the conduct of its business. The Board also noted Tweedy, Browne's commitment to staff development and long-term and contingency planning with regard to its advisory business. In considering Tweedy, Browne's services, both in managing the Funds' portfolios and in overseeing all aspects of the Funds' business, the Board concluded that Tweedy, Browne was providing essential services to the Funds. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

     C. INVESTMENT PERFORMANCE

     The Board examined the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which each Fund was compared. With respect to the High Dividend Yield Value Fund, which commenced operations in September 2007 and thus did not have a full year of performance to review, the Board considered the long-term performance history of the Global High Dividend Strategy, which has been pursued by Tweedy, Browne since 1979 and is the investment strategy on which the High Dividend Yield Value Fund is based. After reviewing each Fund's performance relative to its direct competitors, comparable investment strategies (in the case of the High Dividend Yield Value Fund) and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund's performance, and further concluded that Tweedy, Browne's performance record in managing the Funds warranted the continuation of the Advisory Agreements.

     D. ADVISORY FEES AND TOTAL EXPENSES

     The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant category averages. The Board noted with respect to the High Dividend Yield Value Fund that certain expenses had been partially reimbursed by Tweedy, Browne since Fund inception in September 2007 in order to assist the Fund in building a shareholder base, the net result being that the Fund's net expenses have been kept in line with the expense ratio of the Global Value Fund. The Board also compared the advisory fees paid by the Funds against Tweedy, Browne's standard fee rate for separate account portfolios. The Board noted that the Funds do not charge a Rule 12b-1 fee or separate shareholder service fee, and compared the Funds' expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management. The Board also noted that because the Global Value Fund and Value Fund had low levels of annual portfolio turnover, tax liabilities and trading expenses had been kept to a minimum in the past year. After reviewing this fee and expense data, together with the Board's observation that Tweedy, Browne provided a high level of integrity and service to the Funds' shareholders, the Board determined that the fees charged under the Advisory Agreements are fair and reasonable and that the Funds' shareholders received acceptable value in return for the advisory fees paid to Tweedy, Browne by the Funds.

TWEEDY, BROWNE FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     E. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

     The Board reviewed information regarding Tweedy, Browne's costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services and intensive research performed for the Funds. In considering this analysis, the Board noted that Tweedy, Browne's expenses had been presented in such a manner as to focus solely on the profitability of its services without regard to marketing expenses that had been absorbed by Tweedy, Browne. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Funds' Chief Compliance Officer since her appointment in June 2004. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne's relationship with the Company as a whole, and with each Fund separately.

     The Board considered Tweedy, Browne's research process and, in particular, Tweedy, Browne's research with respect to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne's investment discipline for the Global Value Fund and Value Fund, which focuses on smaller market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests concentrated positions and/or only in larger market capitalization companies that have broad analyst coverage. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed on behalf of the other Funds. Finally, the Board noted Tweedy, Browne's effectiveness at managing internal costs. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its relationship with the Funds, is reasonable.

     F. ANCILLARY BENEFITS

     The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies, noting that while Tweedy, Browne receives nominal research benefits provided by broker-dealers executing portfolio transactions on behalf of each Fund, with one exception it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

     G. CONCLUSION

     Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to the Funds favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds' shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of the Funds and their shareholders.

     12. SHAREHOLDER VOTING RESULTS

     On April 4, 2008, the Company held an Annual Meeting of Stockholders for the following purpose: to elect six members of the Board of Directors of the Company to serve until the next Stockholder meeting or until their successors are elected and qualified ("Proposal 1"). The proposal was approved by the stockholders and the results of the voting are as follows:

Proposal 1: Election of Directors

                             FOR           WITHHELD         UNVOTED
                        --------------   ------------   --------------
Paul F. Balser          172,079,033.65   1,308,379.50   106,144,541.85
Bruce A. Beal           172,086,464.64   1,301,248.51   106,144,541.85
Christopher H. Browne   171,170,789.02   2,216,924.13   106,144,541.85
John C. Hover II        172,105,146.02   1,282,567.13   106,144,541.85
Richard B. Salomon      172,076,904.00   1,310,809.15   106,144,541.85
Thomas H. Shrager       168,211,000.12   5,176,713.03   106,144,541.85

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

                      This page left blank intentionally.

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)* /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date           December 3, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date           December 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                          Robert Q. Wyckoff, Jr., Treasurer
                          (principal financial officer)

Date           December 3, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.